Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Disaggregated Revenue

The following table provides revenue disaggregated by category and timing of recognition:

	Three Months Ended March 31,
	2026	2025
Revenue by category:
Digital revenue
Point in time revenue recognition
Direct advertising	$18	$42
Publisher revenue	145	112
Syndication revenue	68	26
Other digital revenue	-	11
Total digital revenue	231	191
Service revenue
Over-time revenue recognition
Sponsorship	322	255
Total service revenue	322	255
Total revenue	$553	$446

Schedule of Contract Blances

The following table provides information about contract balances:

	March 31, 2026	December 31, 2025
Unearned revenue (short-term contract liabilities)
Direct advertising revenue	$13	$-
Non-advertising Service revenue	49	109
	$62	$109

Schedule of Crypto Assets

As of March 31, 2026, the Company had the following crypto assets:

Crypto Asset	Coins Held	Cost Basis ($USD)	Fair Value ($USD)
Bitcoin ($BTC)	45.37	$5,630	$3,096
Crypto Asset	Coins Held	Cost Basis ($USD)	Fair Value ($USD)
Bitcoin ($BTC)	59.67	$7,404	$5,222

Schedule of Estimated Useful Lives	The amortization of these assets is provided using the straight-line method over the following estimated useful lives:
Platforms	3 years
Web domains	15 years